NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Adjustment of Derivative Liability (USD $)	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011
Paid in capital prior to adjustment	$ 25,186,270	$ 32,893,316	$ 29,463,498
Reduction in paid capital due to reduction in debt discount	(125,000)
Increase in paid in capital due to decrease in embedded derivative liability	164,761
Paid in capital after adjustment	$ 25,226,031	$ 32,893,316	$ 29,463,498